Reportable Segments And Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Reportable Segments And Geographical Information [Abstract]
Financial Information Of The Company's Reportable Segments

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income (loss)	$112,027	$27,645	$3,200	$(97,240)	$45,632

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$123,237	$27,164	$(6,662)	$(84,711)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$111,771	$8,535	$71	$(71,325)	$49,052

Schedule Of Long-Lived Assets

	December 31,
	2012	2011

Customer Interactions Solutions	$24,247	$14,535
Security Solutions	5,941	4,533
Financial Crime and Compliance Solutions	7,157	7,319
Non-allocated	3,933	1,912

	$41,278	$28,299

Schedule Of Total Revenues From External Customers By Geographical Areas

	Year ended December 31,
	2012	2011	2010

Americas	$549,575	$499,162	$429,889
EMEA *)	200,624	187,650	175,489
Israel	9,784	8,990	7,316
Asia Pacific	119,029	98,029	76,757

	$879,012	$793,831	$689,451

Schedule Of Long-Lived Assets By Geographical Areas

	December 31,
	2012	2011

Americas	$8,583	$7,735
EMEA *)	5,042	4,334
Israel	25,942	14,685
Asia Pasific	1,711	1,545

	$41,278	$28,299
*)	Includes Europe, the Middle East (excluding Israel) and Africa.